S000006645 [Member] Expense Example - Loomis Sayles Intermediate Duration Bond Fund	Sep. 30, 2025 USD ($)
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	150
Expense Example, with Redemption, 5 Years	270
Expense Example, with Redemption, 10 Years	619
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	489
Expense Example, with Redemption, 3 Years	645
Expense Example, with Redemption, 5 Years	815
Expense Example, with Redemption, 10 Years	1,307
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	243
Expense Example, with Redemption, 3 Years	464
Expense Example, with Redemption, 5 Years	809
Expense Example, with Redemption, 10 Years	1,579
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	130
Expense Example, with Redemption, 5 Years	233
Expense Example, with Redemption, 10 Years	$ 534